Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Earnings Per Share

NOTE 2. EARNINGS PER SHARE

A reconciliation of the numerators and denominators of basic and diluted earnings per share is shown in the table below:

Year Ended December 31,	2017	2016	2015
Numerators
Numerator for basic earnings per share:
Net income	$29,847	$13,333	$13,687
Less: Net income attributable to noncontrolling interest	(397)	(357)	(342)
Net income attributable to AT&T	29,450	12,976	13,345
Dilutive potential common shares:
Share-based payment	13	13	13
Numerator for diluted earnings per share	$29,463	$12,989	$13,358
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	6,164	6,168	5,628
Dilutive potential common shares:
Share-based payment (in shares)	19	21	18
Denominator for diluted earnings per share	6,183	6,189	5,646
Basic earnings per share attributable to AT&T	$4.77	$2.10	$2.37
Diluted earnings per share attributable to AT&T	$4.76	$2.10	$2.37